CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from Operating Activities:
Net loss	$ (19,846,008)	$ (232,565)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of other liabilities	(262,800)
Change in fair value of convertible notes payable	279,046
Gain on investment of marketable securities		(114,111)
Amortization of debt issuance cost	1,826,461
Stock based compensation	2,841,166
Depreciation and amortization	5,821,145
Changes in current assets and current liabilities:
Prepaid expenses and other current assets	(434,092)
Due from related party	(127,862)
Advances to supplier		(98,250)
Accounts payable and accrued expenses	349,501	90,000
Customer deposit		108,006
Deferred revenue	350,000
Due to related parties	(334,176)	190,428
Stock-based compensation liability	637,800
Late payment penalty on excise taxes payable	59,821
Late payment penalty on income taxes payable	49,228
Net cash (used in) provided by operating activities	(8,790,770)	(56,492)
Cash flows from Investing Activities:
Proceeds from sale of marketable securities, net		114,375
Advance to C.M. Composite Materials Ltd	(3,476,245)
Purchase of property, plant and equipment	(59,075)
Deposit on property, plant and equipment	(350,000)
Cash paid for equity method investment	(49,823)
Cash acquired in connection with asset acquisition	119,135
Net cash provided by investing activities	(3,816,008)	114,375
Cash flows from Financing Activities:
Proceeds from issuance of convertible note, net of costs	850,000
Repayment of convertible notes	(463,680)
Proceeds from issuance of promissory note	16,975,000
Repayment of promissory note	(780,461)
Proceeds from drawdown of SEPA	1,760,761
Proceeds from exercise of warrants	6,235,945
Net cash provide by financing activities	24,577,565
Net change in cash	11,970,787	57,883
Cash, beginning of the year	2,284,933	3,014
Cash, end of the year	14,255,720	60,897
Supplemental Cash Flow Disclosures
Cash paid for interest
Cash paid for taxes
Non cash investing and financing activities:
Debt discount on warrant issued for Notes	6,986,665
Issuance of shares pursuant to the SaverOne exchange agreement	2,723,792
Issuance of shares in asset acquisitions	40,410,000
Issuance of warrants pursuant to the exchange agreement	2,340,000
Note issued in asset acquisition	10,000,000
Shares to be issued related to asset acquisition	$ 66,990,000